Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Oct. 11, 2019	Dec. 31, 2018	Sep. 04, 2018	Aug. 28, 2018	Jul. 26, 2016
Preferred shares, par value			$ 0.0001				$ 0.0001
Preferred shares, shares authorized							8,772,852
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	67,000,000	67,000,000		58,000,000
Common stock, shares issued	34,252,578	34,252,578		34,252,578
Common stock, shares outstanding	34,252,578	34,252,578		34,252,578
Series A convertible preferred stock
Preferred shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	8,772,852	8,772,852		8,772,852
Preferred shares, shares issued	8,772,852	8,772,852		8,772,852
Preferred shares, shares outstanding	8,772,852	8,772,852		8,772,852
Series B convertible preferred stock
Preferred shares, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 36.3520
Preferred shares, shares authorized	1,375,440	1,375,440		2,750,880
Preferred shares, shares issued	1,375,440	1,375,440		1,375,440
Preferred shares, shares outstanding	1,375,440	1,375,440		1,375,440
Common stock, shares authorized			1,375,440			2,750,880
Series B1 convertible preferred stock
Preferred shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	4,126,320	4,126,320		4,126,320
Preferred shares, shares issued	1,925,616	1,375,440		0
Preferred shares, shares outstanding	1,925,616	1,375,440		0
Common stock, shares authorized			4,126,320